TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Tax credits
Tax credits - current	R$ 504,302	R$ 527,428
Tax credits - non-current	465,549	32,065
Tax credits
Disclosure of Tax credits
Tax credits - current	504,302	527,428
Tax credits - non-current	465,549	32,065
Tax credits - current and non-current	969,851	559,493
ICMS (state VAT)
Disclosure of Tax credits
Tax credits - current	279,483	291,027
Tax credits - non-current	51,615	27,527
Social security financing
Disclosure of Tax credits
Tax credits - current	104,704	95,700
Tax credits - non-current	331,435	1,980
Financing of social integration program
Disclosure of Tax credits
Tax credits - current	26,198	23,473
IPI (federal VAT)
Disclosure of Tax credits
Tax credits - current	26,173	44,312
IVA (Value-added tax)
Disclosure of Tax credits
Tax credits - current	41,958	32,967
Others
Disclosure of Tax credits
Tax credits - current	25,786	39,949
Financing of social integration program and others
Disclosure of Tax credits
Tax credits - non-current	R$ 82,499	R$ 2,558